Risk Management - Relation between Assets and Risk Weighted Assets (Details) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Risk management [abstract]
Total assets according to the statement of financial position, excluding financial derivative contracts	$ 36,747,959	$ 34,842,124
Assets discounted from regulatory capital, other than item 2	962,897	1,003,882
Credit equivalent	1,052,333	980,163
Contingent receivables	2,366,109	2,315,141
Assets arising from the intermediation of financial instruments	18,463	24,428
= (1-2-3+4+5-6) Total assets for regulatory purposes	39,185,041	37,109,118
Credit risk-weighted assets, estimated using standard methodology (APRC)	22,354,442	21,016,722
Assets weighted by market risk (APRM)	1,968,720	1,873,952
Assets weighted by operational risk (APRO)	2,465,791	1,990,014
= (8.a/8.b+9+10) Risk-weighted assets (RWA)	26,788,953	24,880,688
= (8.b/8.b+9+10) Risk-weighted assets, after application of the output floor (APR)		24,880,688
Equity attributable to equity holders of the Bank	3,320,109	3,277,800
Non-controlling interest	2,650	74,542
Goodwill	492,512	492,512
= (12+13-14-15) Common Equity Tier 1 Equivalent (CET1)	2,830,247	2,859,830
Additional deductions to common equity tier 1, other than item 2	39,553
= (16-17-2) Common equity common equity tier 1 (CET1)	2,790,694	2,859,830
Subordinated bonds imputed as Additional Capital Tier 1 (AT1)	133,945	248,807
= (19+20+21+22+22-23) Additional capital level 1 (AT1)	133,945	248,807
= (18+24) Tier 1 capital	2,924,639	3,108,637
Voluntary (additional) provisions imputed as Tier 2 capital (T2)	175,501	133,323
Subordinated bonds imputed as Tier 2 capital (T2)	986,760	794,520
= (26+27) Equivalent Tier 2 capital (T2)	1,162,261	927,843
= (28-29) Tier 2 capital (T2)	1,162,261	927,843
= (25+30) Effective equity	4,086,900	4,036,480
Additional core capital required for the constitution of the conservation buffer	$ 334,862	$ 155,504